Related Party Transactions - Transactions with related party (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Short-term related party debt					$ 34,199	$ 26,316
Interest expense, net	$ 240	$ 662	$ 1,183	$ 1,835	2,629	2,645
Brown Brothers Harriman(1)
Related Party Transactions
Interest expense, net		358	541	936	1,393	1,509
Wooster Capital(2)
Related Party Transactions
Interest expense, net	207	152	503	449	599	498
Jo Ellen Ford(1)
Related Party Transactions
Interest expense, net	$ 33	54	$ 139	160	214	178
Westrock Group, LLC
Related Party Transactions
Selling, general and administrative expense					3,333	2,778
Westrock Finance, LLC(2)
Related Party Transactions
Interest expense, net		$ 98		$ 290	423	460
Short-term related party debt | Brown Brothers Harriman(1)
Related Party Transactions
Short-term related party debt					34,199	26,316
Subordinated related party debt
Related Party Transactions
Subordinated related party debt					13,300	17,580
Subordinated related party debt | Wooster Capital(2)
Related Party Transactions
Subordinated related party debt					9,800	9,800
Subordinated related party debt | Jo Ellen Ford(1)
Related Party Transactions
Subordinated related party debt					$ 3,500	3,500
Subordinated related party debt | Westrock Finance, LLC(2)
Related Party Transactions
Subordinated related party debt						$ 4,280